Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments
Year ending December 31,	Amount

2019	$186,132
2020	191,712
2021	197,464
Total	$575,308